CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Philippine Subsidiaries [Member]	Studio City International [Member]	Ordinary Shares [Member]	Treasury Shares [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Philippine Subsidiaries [Member]	Additional Paid-in Capital [Member] Studio City International [Member]	Accumulated Other Comprehensive Losses [Member]	Accumulated Losses [Member]	Noncontrolling Interests [Member]	Noncontrolling Interests [Member] Philippine Subsidiaries [Member]	Noncontrolling Interests [Member] Studio City International [Member]
Beginning balance at Dec. 31, 2018	$ 2,972,292			$ 15,385	$ (657,389)	$ 3,715,579			$ (59,332)	$ (716,966)	$ 675,015
Beginning balance (in shares) at Dec. 31, 2018				1,538,500,172	(103,237,171)
Net income (loss)	394,228									373,173	21,055
Foreign currency translation adjustments	48,734								40,529		8,205
Share-based compensation	30,825					30,815					10
Reclassification of share-based compensation plan from equity-settled to cash-settled	(4,703)					(4,619)					(84)
Retirement of repurchased shares				$ (820)	$ 557,818	(556,998)
Retirement of repurchased shares (in shares)				(81,952,230)	81,952,230
Issuance of shares for restricted shares vested (in shares)					1,398,840
Issuance of shares for restricted shares vested	(23)				$ 6,593	(6,616)
Exercise of share options (in shares)					666,255
Exercise of share options	2,841				$ 2,393	448
Changes in shareholdings of subsidiaries		$ 29					$ (30)					$ 59
Dividends declared	(300,995)									(300,995)
Ending balance at Dec. 31, 2019	3,143,228			$ 14,565	$ (90,585)	3,178,579			(18,803)	(644,788)	704,260
Ending balance (in shares) at Dec. 31, 2019				1,456,547,942	(19,219,846)
Net income (loss)	(1,454,614)									(1,263,492)	(191,122)
Foreign currency translation adjustments	20,394								7,471		12,923
Share-based compensation	42,285					42,276					9
Shares repurchased by the Company	(44,977)				$ (44,977)
Shares repurchased by the Company (in shares)					(9,446,472)
Issuance of shares for restricted shares vested (in shares)					2,694,507
Issuance of shares for restricted shares vested	(50)				$ 12,700	(12,750)
Exercise of share options (in shares)					389,181
Exercise of share options	1,061				$ 1,834	(773)
Changes in shareholdings of subsidiaries		(43)	$ 218,146				(62)	$ 42				19	$ 218,104
Dividends declared	(79,116)									(79,116)
Dividends declared to noncontrolling interests	(8,243)										(8,243)
Ending balance at Dec. 31, 2020	1,838,071			$ 14,565	$ (121,028)	3,207,312			(11,332)	(1,987,396)	735,950
Ending balance (in shares) at Dec. 31, 2020				1,456,547,942	(25,582,630)
Net income (loss)	(956,464)									(811,751)	(144,713)
Foreign currency translation adjustments	(78,992)								(64,676)		(14,316)
Share-based compensation	71,908					71,894					14
Shares repurchased by the Company	(52,026)				$ (52,026)
Shares repurchased by the Company (in shares)					(16,116,135)
Issuance of shares for restricted shares vested (in shares)					6,042,543
Issuance of shares for restricted shares vested	(233)				$ 28,516	(28,749)
Exercise of share options (in shares)					2,478,594
Exercise of share options	6,368				$ 11,682	(5,314)
Changes in shareholdings of subsidiaries		$ (8,518)					$ (6,951)					$ (1,567)
Dividends declared to noncontrolling interests	(229)										(229)
Restricted shares granted to employees of an affiliated company						408				(408)
Ending balance at Dec. 31, 2021	$ 819,885			$ 14,565	$ (132,856)	$ 3,238,600			$ (76,008)	$ (2,799,555)	$ 575,139
Ending balance (in shares) at Dec. 31, 2021				1,456,547,942	(33,177,628)